EQUITY ACCOUNTED INVESTMENTS	12 Months Ended
Dec. 31, 2020
Investments in subsidiaries, joint ventures and associates [abstract]
EQUITY ACCOUNTED INVESTMENTS	EQUITY ACCOUNTED INVESTMENTS
The following table presents the ownership interests and carrying values of the company’s investments in associates and joint ventures, all of which are accounted for using the equity method:

	Ownership Interest[1]		Carrying Value
AS AT DEC. 31 (MILLIONS)	2020	2019	2020	2019
Oaktree	62%	61%	$5,317	$5,231

Real estate
Associates
LP investments and other	16 – 50%	30 – 90%	136	307
Joint ventures
Core office	15 – 56%	14 – 56%	8,866	9,440
Core retail	22 – 68%	12 – 68%	9,684	10,555
LP investments and other	9 – 84%	18 – 80%	2,338	2,012
			21,024	22,314
Infrastructure
Associates
Utilities[2]	11 – 50%	11 – 50%	1,010	962
Transport	21 – 58%	26 – 58%	5,114	4,033
Data	45 – 50%	45 – 50%	3,209	2,920
Other	22 – 50%	22 – 50%	130	156
Joint ventures
Midstream	50%	50%	841	716
Other	50%	50%	226	185
			10,530	8,972
Private equity
Associates
Norbord	—%	43%	—	1,185
Industrial operations	24 – 54%	24 – 54%	834	854
Other	14 – 70%	25 – 90%	1,789	557
			2,623	2,596

Renewable power and other
Renewable power associates	12 – 60%	14 – 60%	1,444	1,154
Other equity accounted investments[3]	14 – 77%	16 – 85%	389	431
			1,833	1,585

Total			$41,327	$40,698
1.Joint ventures or associates in which the ownership interest is greater than 50% represent investments for which control is either shared or does not exist resulting in the investment being equity accounted.
2.The current and comparative period include a shareholder loan of $500 million receivable from our investment in associate in a U.S. gas pipeline business.
3.Carrying value of joint ventures in other equity accounted investments is $346 million (2019 – $383 million).
The following tables presents the change in the balance of investments in associates and joint ventures:

AS AT AND FOR THE YEAR ENDED DEC. 31 (MILLIONS)	Oaktree	Real Estate	Infrastructure	Private Equity	Renewable Power and Other	2020 Total	2019 Total
Balance, beginning of year	$5,231	$22,314	$8,972	$2,596	$1,585	$40,698	$33,647
Additions, net of (disposals)[1]	91	517	1,771	(49)	238	2,568	4,676
Acquisitions through business combinations	—	—	—	—	—	—	895
Share of net income (loss)	189	(933)	442	153	70	(79)	2,498
Distributions received	(194)	(726)	(290)	(75)	(98)	(1,383)	(1,300)
Share of other comprehensive income (loss)	—	(267)	165	25	31	(46)	317
Foreign currency translation and other	—	119	(530)	(27)	7	(431)	(35)
Balance, end of year	$5,317	$21,024	$10,530	$2,623	$1,833	$41,327	$40,698
1.Includes assets sold, amounts reclassified to held for sale.
Additions, net of disposals, of $2.6 billion during the year relate primarily to the acquisition of a $1.3 billion interest in BrandSafway in the first quarter of 2020, the acquisition of a $1.3 billion interest in Cheniere in the third quarter of 2020, and acquisitions within our real estate group. These acquisitions were partially offset by the reclassification of Norbord to held for sale as at December 31, 2020.
The following table presents current and non-current assets, as well as current and non-current liabilities of the company’s investments in associates and joint ventures:

	2020				2019
AS AT DEC. 31 (MILLIONS)	Current Assets	Non-Current Assets	Current Liabilities	Non-Current Liabilities	Current Assets	Non-Current Assets	Current Liabilities	Non-Current Liabilities
Oaktree	$2,253	$17,056	$2,146	$7,487	$1,497	$16,870	$1,172	$7,434

Real estate
Associates
LP investments and other	21	1,207	42	958	32	955	15	390
Joint ventures
Core office	2,496	36,668	3,485	17,107	2,790	36,861	4,824	13,987
Core retail	1,230	33,082	673	13,721	992	35,726	615	14,334
LP investments and other	1,279	12,288	903	7,290	648	9,559	648	5,247

Infrastructure
Associates
Utilities	646	6,142	487	4,238	869	6,500	687	4,152
Transport	1,223	25,078	1,929	9,538	1,199	18,028	1,953	8,359
Data	841	13,308	1,263	6,081	912	11,636	1,042	4,908
Other	34	356	32	143	21	374	27	133
Joint ventures
Midstream	161	6,157	230	3,945	154	5,455	249	3,927
Other	43	685	30	299	35	299	6	93

Private equity
Associates
Norbord	—	—	—	—	462	3,911	260	1,355
Industrial operations	1,096	736	505	222	1,038	743	485	256
Other	2,077	9,303	1,357	6,697	793	2,362	697	1,562

Renewable power and other
Renewable power associates	1,355	7,492	635	3,307	539	5,967	535	2,530
Other equity accounted investments	210	790	67	178	1,022	—	118	113
	$14,965	$170,348	$13,784	$81,211	$13,003	$155,246	$13,333	$68,780

Certain of the company’s investments in associates are subject to restrictions on the extent to which they can remit funds to the company in the form of cash dividends or repay loans and advances as a result of borrowing arrangements, regulatory restrictions, and other contractual requirements.
The following table presents total revenues, net income and other comprehensive income (“OCI”) of the company’s investments in associates and joint ventures:

	2020			2019
FOR THE YEARS ENDED DEC. 31 (MILLIONS)	Revenue	Net Income	OCI	Revenue	Net Income	OCI
Oaktree	$1,104	$158	$(2)	$295	$12	$(6)

Real estate
Associates
LP investments and other	99	(145)	(941)	423	127	50
Joint ventures
Core office	1,866	311	(113)	2,386	1,869	(105)
Core retail	1,944	(1,471)	—	2,430	2,114	—
LP investments and other	945	(376)	5	714	23	—

Infrastructure
Associates
Utilities	1,715	364	(205)	1,046	354	26
Transport	4,054	169	(1,451)	3,277	3	363
Data	2,245	293	374	1,447	(38)	57
Other	41	(23)	(245)	55	(45)	(210)
Joint ventures
Midstream	736	244	—	696	358	—
Other	107	2	33	74	19	—

Private equity
Associates
Norbord	2,407	386	12	1,731	(165)	13
Industrial operations	2,713	132	—	1,770	122	—
Other	4,332	(130)	48	1,007	247	26

Renewable power and other
Renewable power associates	737	219	174	431	88	242
Other equity accounted investments	192	56	(2)	400	104	1
	$25,237	$189	$(2,313)	$18,182	$5,192	$457

Certain of the company’s investments are publicly listed entities with active pricing in a liquid market. The fair value of the most significant listed entity, Norbord as at December 31, 2020, based on the publicly listed price in comparison to the company’s carrying value is $nil (2019 – $0.9 billion) and $nil (2019 – $1.2 billion).